Merger Agreement (Narrative) (Details) $ / shares in Units, shares in Millions, $ in Millions	Sep. 06, 2016 USD ($) $ / shares shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 $ / shares
Business Acquisition [Line Items]
Common stock, par value, in dollars per share	$ 0.01	$ 0.01	$ 0.01
American Finance Trust, Inc.
Business Acquisition [Line Items]
Common stock, par value, in dollars per share	$ 0.01
Share conversion ratio	0.385
Share price (in usd per share)	$ 0.95
Number of shares issued in acquisition (in shares) | shares	38.2
Cash payments in business acquisition | $	$ 94.3
Cash payment for redemption of OP units | $	$ 2.8
OP Units Converted to Limited Partnership Interest of Parent OP | American Finance Trust, Inc.
Business Acquisition [Line Items]
Share conversion ratio	0.424
OP and General Partner Unit Converted to Limited Partnership Interest of Parent OP | American Finance Trust, Inc.
Business Acquisition [Line Items]
Share conversion ratio	0.385